Regulatory matters - Schedule of Regulatory Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Regulatory Liabilities [Line Items]
Total regulatory assets	$ 1,321,059	$ 1,327,683
Less: current regulatory assets	(194,943)	(142,970)
Non-current regulatory assets	1,126,116	1,184,713
Total regulatory liabilities	636,382	734,296
Less: current regulatory liabilities	(76,744)	(99,850)
Non-current regulatory liabilities	559,638	634,446
Income taxes
Regulatory Liabilities [Line Items]
Total regulatory liabilities	256,669	290,121
Cost of removal
Regulatory Liabilities [Line Items]
Total regulatory liabilities	188,924	185,786
Pension and post-employment benefits
Regulatory Liabilities [Line Items]
Total regulatory liabilities	138,765	104,636
Fuel and commodity cost adjustments
Regulatory Liabilities [Line Items]
Total regulatory liabilities	30,940	42,850
Clean energy and other customer programs
Regulatory Liabilities [Line Items]
Total regulatory liabilities	8,502	12,730
Rate adjustment mechanism
Regulatory Liabilities [Line Items]
Total regulatory liabilities	1,814	2,078
Other
Regulatory Liabilities [Line Items]
Total regulatory liabilities	10,768	96,095
Securitized costs, net
Regulatory Liabilities [Line Items]
Total regulatory assets	285,581	0
Rate adjustment mechanism
Regulatory Liabilities [Line Items]
Total regulatory assets	198,174	192,880
Deferred capitalized costs
Regulatory Liabilities [Line Items]
Total regulatory assets	178,412	124,517
Fuel and commodity cost adjustments
Regulatory Liabilities [Line Items]
Total regulatory assets	108,531	326,418
Wildfire mitigation and vegetation management
Regulatory Liabilities [Line Items]
Total regulatory assets	128,317	64,146
Income taxes
Regulatory Liabilities [Line Items]
Total regulatory assets	96,685	101,939
Pension and post-employment benefits
Regulatory Liabilities [Line Items]
Total regulatory assets	51,819	68,822
Environmental costs
Regulatory Liabilities [Line Items]
Total regulatory assets	62,340	66,779
Clean energy and other customer programs
Regulatory Liabilities [Line Items]
Total regulatory assets	40,492	37,214
Debt premium
Regulatory Liabilities [Line Items]
Total regulatory assets	12,764	18,995
Retired generating plant
Regulatory Liabilities [Line Items]
Total regulatory assets	14,586	183,732
Asset retirement obligation
Regulatory Liabilities [Line Items]
Total regulatory assets	11,671	26,620
Cost of removal
Regulatory Liabilities [Line Items]
Total regulatory assets	9,815	11,084
Rate review costs
Regulatory Liabilities [Line Items]
Total regulatory assets	11,153	8,815
Long-term maintenance contract
Regulatory Liabilities [Line Items]
Total regulatory assets	2,963	4,932
Other
Regulatory Liabilities [Line Items]
Total regulatory assets	$ 107,756	$ 90,790